Warrant Liability - Schedule of Fair Value of Warrants on Various Dates Calculated Using a Black-Scholes Option Pricing Model with Assumptions (Details)		6 Months Ended		12 Months Ended
	May 26, 2020 yr	Jun. 30, 2021 yr $ / shares	Jun. 30, 2021 yr $ / shares	Dec. 31, 2020 yr $ / shares	Dec. 31, 2020 yr $ / shares
Disclosure Of Detailed Information About Stock Option Assumption [Line Items]
Remaining life until expiry | yr	6.3	6.5	6.5
Volatility	93.20%	115.50%	115.50%
Risk-free interest rate	0.40%	0.99%	0.99%
Black Scholes Option Pricing Model
Disclosure Of Detailed Information About Stock Option Assumption [Line Items]
Underlying common share fair value (in US$)			$ 3.89		$ 4.20
Remaining life until expiry | yr		4.3	4.3	4.8	4.8
Volatility		51.00%	51.00%	49.00%	49.00%
Risk-free interest rate		0.75%	0.75%	0.34%	0.34%
Fair value of a warrant calculated using a Black-Sholes pricing model (in US$)			$ 1.22		$ 1.41
Fair value of exercise price adjustment mechanism (in US$)			$ 0.21		$ 0.22
Illiquidity discount		28.00%	28.00%	29.00%	29.00%
Fair value of a warrant | (per share)		$ 1.28	$ 1.03	$ 1.47	$ 1.16